SUBSEQUENT EVENTS (Narrative) (Details)		1 Months Ended			12 Months Ended
	Aug. 14, 2026 CAD ($)	Oct. 26, 2026 USD ($) shares	Oct. 23, 2026 USD ($) $ / shares shares	Aug. 31, 2026 CAD ($) Share shares	Jul. 31, 2026 CAD ($)	Jul. 31, 2025 CAD ($)
Disclosure of non-adjusting events after reporting period [line items]
Number of warrants exercised | Share				786,346
Warrants exercised | $				$ 524,231	$ 4,381,144	$ 1,582,500
Number of RSU vested | Share				15,000
Number of shares issued				801,346
American Depositary Shares [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of ADS offering			400,000
Exercise price | $ / shares			$ 4.65
Aggregate offering price | $			$ 1,860,000
Additional number of ADS offering			60,000
American Depositary Shares [Member] | Underwriters offering [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of cash received of gross proceeds			7.00%
Number of underwriter ADS warrants			20,000
ADS warrant exercisable | $ / shares			$ 5.81
American Depositary Shares [Member] | Underwriters offering [Member] | Forecast [Member]
Disclosure of non-adjusting events after reporting period [line items]
Aggregate offering price | $		$ 279,000
Percentage of cash received of gross proceeds		7.00%
Additional number of ADS offering		3,000
Additional number of exercised ADS offering		60,000
Shelf Prospectus [Member]
Disclosure of non-adjusting events after reporting period [line items]
Issuance of securities | $	$ 100,000,000